Document and Entity Information	3 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	LEFT BEHIND GAMES INC.
Entity Central Index Key	0000013055
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheet (Unaudited) (USD $)	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010
Current assets
Cash	$ 24,616	$ 21,180	$ 48,013
Restricted cash	100	30,000	30,163
Accounts receivable	0	0	6,915
Inventories, net	305,380	304,479	149,014
Prepaid royalties	27,538	27,538	121,851
Prepaid expenses and other current assets	61,105	62,551	562
Total current assets	418,739	445,748	356,518
Property and equipment, net	41,661	52,428	20,158
Intangible assets	9,899	9,899	0
Other assets	35,927	35,927	5,927
Total assets	506,226	544,002	382,603
Current Liabilities
Accounts payable and accrued expenses	1,667,253	1,597,350	1,687,939
Payroll liabilities payable	349,474	326,294	270,705
Convertible debt, net of discount	0	34,166	382,561
Notes payable, net	156,380	20,000	95,737
Deferred revenue	100,423	101,060	100,401
Total current liabilities	2,273,530	2,078,870	2,537,343
Commitments and Contingencies
Stockholders' Deficit
Undesignated preferred stock	0	0	0
Series A preferred stock	3,586	3,586	3,586
Series B preferred stock	7,891	7,891	11,041
Series C preferred stock	10	10	10
Series D preferred stock	0	0	0
Common stock	7,795,992	5,366,946	2,291,027
Treasury stock	29,800	24,500	24,500
Additional paid-in capital	62,415,611	63,932,368	60,897,422
Accumulated deficit	(72,020,194)	(70,870,169)	(65,382,326)
Stockholders' deficit	(1,767,304)	(1,534,868)	(2,154,740)
Total liabilities and stockholders' deficit	$ 506,226	$ 544,002	$ 382,603

Condensed Consolidated Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010
Current Liabilities
Convertible debt, unamortized discount	$ 0	$ 24,898	$ 0
Stockholders' Equity
Undesignated preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Undesignated preferred stock, shares authorized	39,989,000	39,989,000	39,989,000
Undesignated preferred stock, shares issued	0	0	0
Undesignated preferred stock, shares outstanding	0	0	0
Series A preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A preferred stock, shares authorized	3,586,245	3,586,245	3,586,245
Series A preferred stock, shares issued	3,586,245	3,586,245	3,586,245
Series A preferred stock, shares outstanding	3,586,245	3,586,245	3,586,245
Series A preferred stock, liquidation preference	$ 188,500	$ 188,500	$ 188,500
Series B preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B preferred stock, shares authorized	16,413,755	16,413,755	16,413,755
Series B preferred stock, shares issued	7,890,529	7,890,529	11,040,929
Series B preferred stock, shares outstanding	7,890,529	7,890,529	11,040,929
Series C preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series C preferred stock, shares authorized	10,000	10,000	10,000
Series C preferred stock, shares issued	10,000	10,000	10,000
Series C preferred stock, shares outstanding	10,000	10,000	10,000
Series D preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series D preferred stock, shares authorized	1,000	1,000	1,000
Series D preferred stock, shares issued	9	9	9
Series D preferred stock, shares outstanding	9	9	9
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	7,795,992,203	5,366,945,531	2,291,026,869
Common stock, shares outstanding	7,795,992,203	5,366,945,531	2,291,026,869

Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2011	Mar. 31, 2010
Income Statement [Abstract]
Net revenues	$ 24,637	$ 39,894	$ 1,600,407	$ 115,363
Costs and expenses:
Cost of sales - product costs	5,412	13,241	696,428	58,382
Cost of sales - intellectual property costs	92	1,393	73,538	19,057
Selling, general and administrative	111,371	1,181,337	929,815	1,038,790
Consulting and professional fees	451,284	1,218,552	1,918,430	9,193,481
Wages and salaries	437,863	307,832	1,606,636	4,152,041
Product development	163,571	215,894	1,680,578	1,600,807
Total costs and expenses	1,169,593	2,938,249	6,905,425	16,062,558
Operating loss	(1,144,956)	(2,898,355)	(5,305,018)	(15,947,195)
Other income (expense):
Interest expense, net	5,069	14,447	104,733	3,176,226
Loss on settlement of debt	0	0	78,092	2,204,434
Total other expense	5,069	14,447	182,825	5,380,660
Net profit (loss)	$ (1,150,025)	$ (2,912,802)	$ (5,487,843)	$ (21,327,855)
Basic and diluted profit (loss) per common share	$ 0	$ 0	$ 0	$ (0.02)
Weighted average number of common shares outstanding - basic	6,258,713,268	2,567,152,201	3,749,866,975	1,173,356,216
Weighted average number of common shares outstanding - diluted	6,258,713,268	2,567,152,201	3,749,866,975	1,173,356,216

Shareholders Equity (Unaudited) (USD $)	Common Stock	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Preferred Stock Series D	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at Mar. 31, 2009	$ 516,539	$ 3,586	$ 11,081
Beginning Balance, shares at Mar. 31, 2009	516,539,175	3,586,246	11,080,929				40,031,269	(44,054,471)	(3,491,996)
Common shares issued to third parties for services, Shares	236,666,654
Common shares issued to third parties for services, Amount	236,667						1,435,540		1,672,207
Common shares issued for cash, Shares	588,964,996
Common shares issued for cash, Amount	588,965					24,500	715,916		1,329,381
Common shares for settlement of debt and accounts payable, Shares	511,316,043
Common shares for settlement of debt and accounts payable, Amount	511,316						6,255,355		6,766,671
Common shares issued to employees for services, Shares	6,000,000
Common shares issued to employees for services, Amount	6,000						124,668		130,668
Preferred Series D shares issued for services, Shares					110
Preferred Series D shares issued for services, Amount							3,385,005		3,385,005
Preferred Series C shares issued for services, Shares				10,000
Preferred Series C shares issued for services, Amount				10					10
Conversion of Preferred Series D to common stock, Shares	151,500,000				(101)
Conversion of Preferred Series D to common stock, Amount	151,500						(151,500)		0
Conversion of Preferred Series B to common stock, Shares	40,000		(40,000)
Conversion of Preferred Series B to common stock, Amount	40		(40)						0
Convertible debt issued for services							8,523,500		8,523,500
Penalty payments received from shareholder for dilutive stock sales							777,669		777,669
Common shares issued for conversion of debt, Shares	280,000,000
Common shares issued for conversion of debt, Amount	280,000						(200,000)		80,000
Common shares issued for inventory, Amount									0
Net Loss								(21,327,855)	(21,327,855)
Ending Balance, amount at Mar. 31, 2010	2,291,027	3,586	11,041	10	0	24,500	60,897,422	(65,382,326)	(2,154,740)
Ending Balance, shares at Mar. 31, 2010	2,291,026,869	3,586,246	11,040,929	10,000	9
Common shares issued to third parties for services, Shares	629,223,486
Common shares issued to third parties for services, Amount	629,223						543,282		1,172,505
Common shares issued for cash, Shares	868,548,940
Common shares issued for cash, Amount	868,549						(129,622)		738,927
Common shares for settlement of debt and accounts payable, Shares	275,270,325
Common shares for settlement of debt and accounts payable, Amount	275,270						319,333		594,603
Preferred Series D shares issued for services, Amount									0
Preferred Series C shares issued for services, Amount									0
Conversion of Preferred Series B to common stock, Shares	3,150,400		(3,150,400)
Conversion of Preferred Series B to common stock, Amount	3,150		(3,150)						0
Convertible debt issued for services							3,128,000		3,128,000
Discount from beneficial conversion feature on debt							25,000		25,000
Common shares issued for anti-dilution price protection, Shares	43,225,511
Common shares issued for anti-dilution price protection, Amount	43,226						60,516		103,742
Penalty payments received from shareholder for dilutive stock sales									0
Common shares issued for conversion of debt, Shares	1,231,000,000
Common shares issued for conversion of debt, Amount	1,231,000						(895,063)		335,938
Common shares issued for inventory, Shares	25,500,000
Common shares issued for inventory, Amount	25,500						(16,500)		9,000
Net Loss								(5,487,843)	(5,487,843)
Ending Balance, amount at Mar. 31, 2011	$ 5,366,946	$ 3,586	$ 7,891	$ 10	$ 0	$ 24,500	$ 63,932,368	$ (70,870,169)	$ (1,534,868)
Ending Balance, shares at Mar. 31, 2011	5,366,945,531	3,586,246	7,890,529	10,000	9

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net loss	$ (1,150,025)	$ (2,912,802)	$ (5,487,843)	$ (21,327,855)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,767	11,021	34,424	29,091
Amortization of note discount	264	0	102	369,144
Common shares issued to third parties for services	254,100	306,790	1,172,505	1,672,207
Change in reserve for inventory obsolescence	0	0	50,643	0
Common shares issued to employees for services	0	0	0	130,668
Common shares issued for anti-dilution price protection	59,614	103,742	103,742	0
Loss on settlement of debt	0	0	78,092	4,975,333
Preferred Series D shares issued for services	0	0	0	3,385,005
Preferred Series C shares issued for services	0	0	0	10
Shares issued under warrant exercises	418,913	0	0	0
Interest paid in common stock	0	4,065	0	0
Convertible debt issued for services	0	2,227,000	3,218,000	8,898,500
Changes in operating assets and liabilities:
Accounts receivable	0	6,915	6,915	(4,869)
Inventory	(901)	2,557	(197,108)	32,955
Prepaid expenses and other current assets	1,446	47,614	32,324	(112,134)
Intangibles and other assets	0	6,228	(39,899)	0
Accounts payable	93,183	(238,809)	369,606	189,585
Deferred income	(637)	643	659	(39)
Accrued expenses	0	0	(86,391)	(307,778)
Net cash used in operating activities	(313,276)	(435,036)	(744,229)	(2,070,177)
Cash flows from investing activities:
Change in restricted cash	29,900	0	163	(30,000)
Purchases of property and equipment	0	(14,447)	(66,694)	0
Net cash used in investing activities	29,900	(14,447)	(66,531)	(30,000)
Cash flows from financing activities:
Proceeds from issuance of notes payable	147,000	25,000	45,000	35,000
Payments under notes payable	(20,000)	0	0	0
Penalty payments received from shareholder for dilutive stock sales	0	0	0	777,669
Common shares issued for cash	159,812	384,588	738,927	1,329,381
Net cash provided by financing activities	286,812	409,588	783,927	2,142,050
Net increase (decrease) in cash	3,436	(39,895)	(26,833)	41,873
Cash at beginning of period	21,180	48,013	48,013	6,140
Cash at end of period	24,616	16,782	21,180	48,013
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	0	0	0	0
Cash paid during the period for income taxes	0	0	0	0
Non-cash and investing and financing information:
Common shares issued for conversion of debt	25,150	0	335,938	280,000
Common shares for settlement of debt and accounts payable	0	109,200	516,512	1,791,338
Common shares issued for inventory	0	0	9,000	0
Common shares issued for warrant conversion	1,159,115	0	0	0
Discount from beneficial conversion feature on debt	0	25,000	25,000	0
Conversion of Preferred Series D to common stock	0	0	0	151,500
Conversion of Preferred Series B to common stock	$ 0	$ 0	$ 3,150	$ 40

Organization And Basis Of Presentation	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Organization And Basis Of Presentation

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

ORGANIZATION

Left Behind Games, Inc., a Nevada corporation, conducts all of its operations through its wholly owned subsidiary, Left Behind Games, Inc. d/b/a Inspired Media Entertainment (herein referred to as the “Company,” “LFBG,” “we,” “us,” “our” or similar terms). LFBG was founded on December 31, 2001 and incorporated in the state of Delaware on August 22, 2002 for the purpose of engaging in the business of producing, distributing and selling video games and associated products. We completed the development of our first video game, which was based upon the popular LEFT BEHIND series of novels published by Tyndale House Publishers (“Tyndale”), and as of November 2006, we began commercially selling the video game to retail outlets nationwide.

We hold an exclusive worldwide license (the “License”) from Tyndale to develop, manufacture and distribute video games and related products based on the LEFT BEHIND series of novels published by Tyndale.  Additionally, we have acquired ownership of the Charlie Church Mouse brand from Lifeline Studios and all assets of Cloud9Games, creators of our PRAISE CHAMPION and KING SOLOMON branded games.

BASIS OF PRESENTATION

We have prepared the accompanying unaudited condensed consolidated financial statements in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) including the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Such rules and regulations allow us to condense and omit certain information and footnote disclosures normally included in audited financial statements prepared in accordance with accounting principles generally accepted in the United States of America. We believe these unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal, recurring adjustments) that are necessary for a fair presentation of our consolidated financial position and consolidated results of operations for the periods presented. The information included in this Form 10-Q should be read in conjunction with the condensed consolidated financial statements and notes thereto included in our Form 10-K for the year ended March 31, 2011. The interim unaudited consolidated financial information contained in this filing is not necessarily indicative of the results to be expected for any other interim period or for the full year ending March 31, 2012.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the current period presentation.

RESTRICTED CASH

Restricted cash at March 31, 2011 was comprised of  $30,000 that we had deposited into an escrow account with a law firm.  We agreed to hold these funds in escrow as support for future compensation as a condition to hiring a key game developer. We used those funds to pay that key game developer in the three months ended June 30, 2011 and the restricted cash balance at June 30, 2011 was  $100.

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

ORGANIZATION

We were incorporated on August 27, 2002 under the laws of the State of Delaware for the purpose of engaging in the business of producing, distributing and selling video games and associated products. We completed the development of a video game based upon the popular LEFT BEHIND series of novels published by Tyndale House Publishers (“Tyndale”) and as of November 2006 began commercially selling the video game to retail outlets nationwide.

We hold an exclusive worldwide license (the “License”) from Tyndale to develop, manufacture and distribute video games and related products based on the LEFT BEHIND series of novels published by Tyndale.

BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of Left Behind Games Inc. and its wholly owned subsidiary, Left Behind Games, Inc. d/b/a Inspired Media Entertainment.

Risks and Uncertainties

We maintain our cash accounts with various financial institutions. Accounts at this financial institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to  $250,000. At March 31, 2011 and 2010, we did not have balances in excess of the FDIC insurance limit.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Our significant estimates include recoverability of prepaid royalties and long-lived assets, the realizability of accounts receivable, inventories and deferred tax assets.

Software Development Costs

Research and development costs, which consist of software development costs, are expensed as incurred. Software development costs primarily include payments made to independent software developers under development agreements. Statement of Financial Accounting Standards ("SFAS") No. 86, Accounting for the Cost of Computer Software to be Sold, Leased, or Otherwise Marketed, provides for the capitalization of certain software development costs incurred after technological feasibility of the software is established or for the development costs that have alternative future uses. We believe that the technological feasibility of the underlying software is not established until substantially all product development is complete, which generally includes the development of a working model. No software development costs have been capitalized to date. No software development costs were expensed in the fiscal years ended March 31, 2011 and 2010.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments with an original maturity of three months or less when purchased, to be cash equivalents.

Cost of Sales

Cost of sales consists of product costs, royalty expenses, license costs and inventory-related operational expenses.

Inventories

Raw materials, work in process and finished goods are stated at the lower of average cost or market. Inventory is composed of finished computer games and parts for computer games, which are located in the warehouse located in our Temecula, California headquarters and also at our primary distributor, Synnex.

Property and Equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which generally range from 3 to 5 years. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon the sale or retirement of property and equipment, the accounts are relieved of the cost and the related accumulated depreciation, with any resulting gain or loss included in the consolidated statement of operations.

Royalties

Royalty-based obligations with content licensors are either paid in advance and capitalized as prepaid royalties or are accrued as incurred and subsequently paid. These royalty-based obligations are generally expensed to cost of goods sold at the greater of the contractual rate or an effective royalty rate based on expected net product sales.

Our license agreements require payments of royalties to the licensors. The license agreements provide for royalties to be calculated as a specified percentage of sales. Royalties payable calculated using the agreement percentage rates are being recognized as cost of sales as the related sales are recognized. Guarantees advanced under the license agreement are recorded as a component of cost of sales during the period in which the Company is contractually obligated to make minimum guaranteed royalty payments.

During the years ended March 31, 2011 and 2010, we recorded our royalty expense in our cost of sales – intellectual property as follows:

	Fiscal Year Ended March 31,
	2011	2010
Left Behind License	$59,783	$3,196
Charlie Church Mouse License	600	10,155
Keys of the Kingdom License	13,155	5,706
Total Cost of Sales - intellectual Property Costs	$73,538	$19,057

Long-Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net cash flows expected to be generated by the assets. If the assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the present value of estimated future cash flows. As of March 31, 2011, we believe there is no impairment of our long-lived assets. There can be no assurance, however, that market conditions will not change or that there will be demand for our products, which could result in impairment of long-lived assets in the future.

Income Taxes

We account for income taxes under the provisions of ASC 740, Accounting for Income Taxes. Under ASC 740, deferred tax assets and liabilities are recognized for future tax benefits or consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for significant deferred tax assets when it is more likely than not that such assets will not be realized through future operations.

Stock-Based Compensation

The Company follows ASC 718, “Accounting for Stock-Based Compensation" to account for stock-based compensation to employees. It defines a fair value based method of accounting for an employee stock option or similar equity instrument.

The Company accounts for share based payments to non-employees in accordance with ASC 505-50 “Accounting for Equity Instruments Issued to Non-Employees for Acquiring, or in Conjunction with Selling, Goods or Services.”

Restricted Cash

Restricted cash is comprised of  $30,000 that we have deposited into an escrow account with a law firm. We agreed to hold these funds in escrow as support for future compensation as a condition to hiring a key game developer.

Basic and Diluted Loss per share

Basic loss per common share is computed by dividing net loss by the weighted average number of shares outstanding for the period. Diluted loss per share is computed by dividing net loss by the weighted average shares outstanding assuming all potential dilutive common shares were issued. Basic and diluted loss per share are the same for the periods presented as the effect of warrants and convertible deferred salaries on loss per share are anti-dilutive and thus not included in the diluted loss per share calculation. If such amounts were included in diluted loss per share, they would have resulted in weighted average common shares of 582,151,442 and 688,596,363 for the years ended March 31, 2011 and 2010, respectively.

Fair Value of Financial Instruments

Our financial instruments consist of cash, accounts receivable, accounts payable, related party advances, notes payable and accrued expenses. The carrying amounts of these financial instruments approximate their fair value due to their short maturities or based on rates currently available to the Company for notes payable.

Revenue Recognition

We evaluate the recognition of revenue based on the criteria set forth in Statement of Position ("SOP") 97-2, Software Revenue Recognition, as amended by SOP 98-9, Modification of SOP 97-2, Software Revenue Recognition, With Respect to Certain Transactions and Staff Accounting Bulletin (“SAB”) No. 101, Revenue Recognition in Financial Statements, as revised by SAB No. 104, Revenue Recognition. We evaluate revenue recognition using the following basic criteria and recognize revenue when all four of the following criteria are met:

• Persuasive evidence of an arrangement exists: Evidence of an agreement with the customer that reflects the terms and conditions to deliver products must be present in order to recognize revenue.

• Delivery has occurred: Delivery is considered to occur when the products are shipped and risk of loss and reward have been transferred to the customer.

• The seller’s price to the buyer is fixed and determinable: If an arrangement includes rights of return or rights to refunds without return, revenue is recognized at the time the amount of future returns or refunds can be reasonably estimated or at the time when the return privilege has substantially expired in accordance with SFAS No. 48, Revenue Recognition When Right of Return Exists. If an arrangement requires us to rebate or credit a portion of our sales price if the customer subsequently reduces its sales price for our product to its customers, revenue is recognized at the time the amount of future price concessions can be reasonably estimated, or at the time of customer sell-through.

• Collectibility is reasonably assured: At the time of the transaction, we conduct a credit review of each customer involved in a significant transaction to determine the creditworthiness of the customer. Collection is deemed probable if we expect the customer to be able to pay amounts under the arrangement as those amounts become due. If we determine that collection is not probable, we recognize revenue when collection becomes probable (generally upon cash collection).

After considering (i) the limited sales history of our product, (ii) the limited business history with our primary channel partner and largest retail customer, (iii) the limited number of sales transactions, and (iv) the competitive conditions in the software industry, we determined that return privileges and price protection rights granted to our customers impacted our ability to reasonably estimate sales returns and future price concessions, and therefore, we were unable to conclude that our sales arrangements had a fixed and determinable price at the time our inventory was shipped to customers.

For sales to our primary channel partner and largest retail customer, we defer revenue recognition until the resale of the products to the end customers, or the “sell-through method.” Under sell-through revenue accounting, accounts receivable are recognized and inventory is relieved upon shipment to the channel partner or retail customer as title to the inventory is transferred upon shipment, at which point we have a legally enforceable right to collection under normal terms. The associated sales and cost of sales are deferred by recording “deferred income – product sales” (gross profit margin on these sales) as shown on the face of the consolidated balance sheet. When the related product is sold by our primary channel partner or our largest retail customer to their end customers, we recognize previously deferred income as sales and cost of sales. As our primary channel partner and largest retail customer provided us with sporadic sell-through information during the fiscal year ended March 31, 2011, we only recognized as sales the cash received from those entities. Our primary channel partner confirmed our accounts receivable balance of  $6,915 as of March 31, 2010 and also paid us that amount subsequent to March 31, 2010. There was no accounts receivable balance as of March 31, 2011.

For sales to our on-line store customers, revenues are deferred until such time as the right of return privilege granted to the customers lapses, which is 30 days from the date of sale for unopened games.

For sales to our Christian bookstore customers and all other customers that cannot provide us with sell-through information and for which we may accept product returns from time to time, revenues are recognized only upon collection of funds from the customers.

In the future, we intend to continue using the sell-through methodology with our primary channel partner and largest retail customer. We also plan to continue recognizing sales on our on-line store after a one month lag to allow for the right that we have given our on-line customers to return unopened games for 30 days.

We continue to accumulate historical product return and price concession information related to our Christian bookstore customers and all other customers. In future periods, we may elect to return to the accrual methodology of recording revenue for those customers upon shipment with estimated reserves at which time we believe we can reasonably estimate returns and price concessions to these customers based upon our historical results.

See Note 13 for additional information regarding our revenues.

Revenue from Sales of Consignment Inventory. We have placed consignment inventory with certain customers. We receive payment from those customers only when they sell our product to the end consumers. We recognize revenue from the sale of consignment inventory only when we receive payment from those customers.

Shipping and Handling. In accordance with ASC 605-45-50-2, Accounting for Shipping and Handling Fees and Costs, we recognize amounts billed to customers for shipping and handling as revenue. Additionally, shipping and handling costs incurred by us are included in cost of goods sold.

We promote our products with advertising, consumer incentive and trade promotions. Such programs include, but are not limited to, cooperative advertising, promotional discounts, coupons, rebates, in-store display incentives, volume based incentives and product introductory payments (i.e. slotting fees). In accordance with ASC 605-50-45, Accounting for Consideration Given by a Vendor to a Customer or Reseller of the Vendors Products, certain payments made to customers by the Company, including promotional sales allowances, cooperative advertising and product introductory expenditures have been deducted from revenue.

During the fiscal year ended March 31, 2011, we had the following amounts deducted from revenue:

Samples	$2,499
Cost of presenting at vendor show	1,308
Retail program deductions	581
Defective allowance	97,201
Cost of games returned to distributor	130,478
Total Deductions	$232,067

During the fiscal year ended March 31, 2010, we had the following amounts deducted from revenue:

Manufacturing costs paid by our distributor	$32,332
Cost of presenting at vendor show	1,500
Retail program deductions	11,684
Cost of games returned to distributor	2,076
Total Deductions	$47,592

Customer Concentrations

During the year ended March 31, 2011, one customer accounted for 88% of net sales. In the year ended March 31, 2010, a different customer represented 15% of net sales.

Advertising Costs

The Company expenses the production costs of advertising the first time the advertising takes place. During the year ended March 31, 2011 and 2010, the Company expensed  $132,856 and  $0 of advertising costs.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements

There are no recent accounting pronouncements that are expected to have a material impact on the Company's present or future consolidated financial statements.

Going Concern	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Going Concern

NOTE 2 - GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of LBG as a going concern. We have started generating revenue but have incurred net losses of  $1,150,025 during the three months ending June 30, 2011 and had an accumulated deficit of  $72,020,194 at June 30, 2011. In addition, we used cash in our operations of  $313,276 during the three months ending June 30, 2011.

We plan to continue to control and reduce costs where necessary while focusing on the expansion of our product line on more consumer platforms to expand our business. Management plans to continue to raise additional capital in fiscal 2012 to fund ongoing business operations and potential business combinations.

Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and/or to obtain the necessary financing to meet our obligations and to repay the liabilities arising from normal business operations when they come due. We plan to continue to provide for our capital requirements by issuing additional equity securities. No assurance can be given that additional capital will be available when required or on terms acceptable to us. We also cannot give assurance that we will achieve significant revenues in the future. The outcome of these matters cannot be predicted at this time and there are no assurances that if achieved, we will have sufficient funds to execute our business plan or generate positive operating results.

These matters, among others, raise substantial doubt about the ability of LBG to continue as a going concern. These condensed consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should we be unable to continue as a going concern.

We had a working capital deficit at June 30, 2011 of  $1,854,791.

NOTE 3 - GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of LBG as a going concern. We have incurred net losses of  $5,487,843 and  $21,327,855 during the years ended March 31, 2011 and 2010, respectively, and had an accumulated deficit of  $70,870,169 at March 31, 2011. In addition, we used cash in our operations of  $744,229 and  $2,070,177 during the years ended March 31, 2011 and 2010, respectively.

These matters, among others, raise substantial doubt about the ability of LBG to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should we be unable to continue as a going concern.

Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and/or to obtain the necessary financing to meet our obligations and to repay the liabilities arising from normal business operations when they come due. We plan to continue to provide for our capital requirements by issuing additional equity securities. No assurance can be given that additional capital will be available when required or on terms acceptable to us. We also cannot give assurance that we will achieve significant revenues in the future. The outcome of these matters cannot be predicted at this time and there are no assurances that if achieved, we will have sufficient funds to execute our business plan or generate positive operating results.

Inventories	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Inventories

NOTE 3 - INVENTORIES

Inventories consisted of the following:

	June 30, 2011	March 31, 2010
Raw Materials	$19,678	$21,237
Finished Goods	336,345	333,885
Subtotal	356,023	355,122
Less: reserve for obsolescence	(50,643)	(50,643)
Total Inventories, net of reserve	$305,380	$304,479

NOTE 4 - INVENTORIES

Inventories consisted of the following at March 31, 2011 and 2010:

	2011	2010
Raw Materials	$21,237	$86,616
Finished Goods	333,885	62,398
Subtotal	355,122	149,014
Less: reserve for obsolescence	(50,643)	-
Total Inventories	$304,479	$149,014

Property And Equipment	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Property And Equipment

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at March 31, 2011 and 2010:

	2011	2010
Office furniture and equipment	$10,799	$2,764
Leasehold improvements	1,889	839
Computer equipment	195,089	137,480
	207,777	141,083

Less accumulated depreciation	(155,349)	(120,925)

Property and equipment, net	$52,428	$20,158

Depreciation expense for the years ended March 31, 2011 and 2010 was  $34,424 and  $29,091, respectively.

Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Income Taxes

NOTE 6 - INCOME TAXES

The tax effect of temporary differences that give rise to significant portions of the deferred tax asset at March 31, 2011 and 2010 are presented below:

	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$2,981,000	$2,661,000
Less valuation allowance	(2,981,000)	(2,661,000)

Net deferred tax assets	$--	$--

As of March 31, 2011 and 2010, we had net operating loss carry-forwards of approximately  $8,518,000 and  $7,603,000 available to offset future taxable Federal and state income. The Federal and state net operating loss carryforwards expire at various dates through 2026 and 2031, respectively. The Company has no uncertain tax positions under ASC 740-10.

Section 382 of the Internal Revenue Code may limit utilization of our Federal and California net operating loss carryforwards upon any change in control of the Company.

Stockholders Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Stockholders Equity

NOTE 4 - STOCKHOLDERS’ EQUITY

Common Stock

We are authorized to issue 10,000,000,000 shares of common stock,  $0.001 par value per share. The holders of our common stock are entitled to one vote per share of common stock held and have equal rights to receive dividends when, and if, declared by our Board of Directors, out of funds legally available therefore, subject to the preference of any holders of preferred stock. In the event of liquidation, holders of common stock are entitled to share ratably in the net assets available for distribution to stockholders, subject to the rights, if any, of holders of any preferred stock then outstanding. Shares of common stock are not redeemable and have no preemptive or similar rights.

During the three months ending June 30, 2011, we issued the following:

(1) 292,788,248 shares of common stock to independent third parties for services provided, valued at  $254,100.

(2) 471,814,805 shares of common stock to accredited investors for cash proceeds of  $159,812.

(3) 100,000 shares of common stock to convert outstanding debt and settle accounts payable with a total value of  $150.

(4) 400,000,000 shares of common stock were issued under conversions of  $25,000 of convertible notes originally issued for services with during fiscal 2011.

(5) 1,159,115,152 shares of common stock under warrant exercises at an average strike price of  $0.0000509. The warrants were issued in exchange for contributions to our treasury stock of 5,300,000 shares by the warrant holders.

Of the 1,159,115,152 warrants issued during the June 2011 period, 890,000 warrants were accounted for as compensatory issuances and carried compensation expense of  $413,163. The remaining 269,115,152 warrants were accounted for as a component of stock purchases and carried no compensation expense.

Anti-dilution Rights to Common Stock

In 2004, we entered into an agreement with Charter Financial Holdings, LLC in connection with consulting services. The compensation section of the agreement requires that we issue shares of our common stock to Charter sufficient to ensure that its ownership in us does not fall below one percent (1%) of our outstanding common stock. The result is that for each time we issue or sell stock, we must issue shares equal to one percent of such issuance to Charter Financial Holdings, LLC to maintain their ownership percentage. Charter Financial Holdings, LLC is not required to pay additional consideration for those shares. During the 3 months ended June 30, 2011, we issued Charter Financial Holdings, LLC 35,228,467 shares at a fair market value of  $17,614 for legal services.

In addition, during the three months ended June 30, 2011, we issued 70,000,000 shares with a fair value of  $42,000 to an investor for no additional consideration. The entire fair value was recorded to expense during the three months ended June 30, 2011.

NOTE 7 - STOCKHOLDERS’ EQUITY

Common Stock

We are authorized to issue ten billion (10,000,000,000) shares of common stock,  $0.001 par value per share. The holders of our common stock are entitled to one vote per share of common stock held and have equal rights to receive dividends when, and if, declared by our Board of Directors, out of funds legally available therefore, subject to the preference of any holders of preferred stock. In the event of liquidation, holders of common stock are entitled to share ratably in the net assets available for distribution to stockholders, subject to the rights, if any, of holders of any preferred stock then outstanding. Shares of common stock are not redeemable and have no preemptive or similar rights.

During the fiscal year ended March 31, 2011, we completed the following transactions involving our common stock:

-          we raised net proceeds of  $738,927 from the sale of 868,548,940 shares of our common stock

-          we issued to independent third parties 629,223,486 shares of common stock for services provided, valued at  $1,172,505. All shares issued to third parties during the year were fully vested and non-forfeitable on the date of grant, resulting in the entire amount of  $1,172,505 being expensed during fiscal 2011

-          we issued 275,270,325 shares of common stock with a fair value of  $594,604 for settlement of notes payable and accounts payable with a carrying value of  $516,512. The difference between the fair value of the common stock and the carrying value of the payables settled of  $78,092 was recorded as a loss on settlement of debt

-          we issued 1,231,000,000 shares of common stock for conversion of  $335,938 of debt originally issued under consulting arrangements described in Note 13

-          we issued 43,225,511 shares of common stock with a fair value of  $103,742 to certain private placement investors for anti-dilution price protection. The anti-dilution provisions of their original subscription agreements expired in September of 2010

-          we issued 3,150,400 shares of common stock for the conversion of an equivalent number of shares of preferred stock – series B

-          we issued 25,500,000 shares of common stock with a fair value of  $9,000 for inventory

During the fiscal year ended March 31, 2010 we completed the following transactions involving our common stock:

-          we raised net proceeds of  $1,329,381 from the sale of 588,964,996 shares of our common stock

-          we issued to independent third parties 236,666,654 shares of common stock for services provided, valued at  $1,672,207. All shares issued to third parties during the year were fully vested and non-forfeitable on the date of grant, resulting in the entire amount of  $1,672,207 being expensed during fiscal 2010

-          we issued 511,316,043 shares of common stock with a fair value of  $6,766,671 for settlement of notes payable and accounts payable with a carrying value of  $1,791,338. The difference between the fair value of the common stock and the carrying value of the payables settled of  $4,975,333 was recorded as a loss on settlement of debt.  $2,770,899 of the  $4,975,533 loss related to induced conversions on convertible notes payable where we issued more shares than were required under the original note agreements. The loss on these induced conversions of  $2,770,899 is included in interest expense in the consolidated statement of operations.

-          we issued 280,000,000 shares of common stock for conversion of  $80,000 of debt originally issued under consulting arrangements described in Note 13

-          we issued 6,000,000 shares of common stock with a fair value of  $130,668 to an employee for services provided

-          we issued 40,000 shares of common stock for the conversion of an equivalent number of shares of preferred stock – series B

-          we issued 151,500,000 shares of common stock for the conversion of 101 shares of preferred stock – series D

Preferred Stock

We are authorized to issue Sixty Million (60,000,000) shares of  $0.001 par value preferred stock of which 3,586,245 preferred A shares, 7,890,529 preferred B shares, 10,000 preferred C shares and 9 preferred D shares are issued and outstanding as of March 31, 2011. The various series of preferred stock do not have any dividend rights.

Preferred A and B shares are convertible on a one for one basis with our common stock at the sole discretion of the holder. Each preferred A share vote is equal to one common stock vote. The preferred stock is entitled to preference over the common stock with respect to the distribution of our assets in the event of our liquidation, dissolution, or winding-up, whether voluntarily or involuntarily, or in the event of any other distribution of our assets of among the shareholders for the purpose of winding-up our affairs. The authorized but unissued shares of preferred stock may be divided into and issued in designated series from time to time by one or more resolutions adopted by the Board of Directors. The Directors in their sole discretion shall have the power to determine the relative powers, preferences, and rights of each series of preferred stock. The holders of series A preferred stock have a liquidation preference equal to the sum of the converted principal, accrued interest and value of converted common stock, aggregating  $188,500 at March 31, 2011 and March 31, 2010, respectively.

The authorized number of shares of Series C Preferred Stock is Ten Thousand (10,000). The holders of the Series C Preferred Stock shall be entitled to vote on all matters to be voted upon by the holders of the Company’s common stock and each share shall have the voting equivalent of one million (1,000,000) shares of common stock. Series C Preferred Shares have an aggregate liquidation preference of  $100. During the year ended March 31, 2010, we issued 10,000 shares of Series C Preferred Stock with a fair value of  $10 to our chief executive officer for services provided.

According the Certificate of Designations for the Series C Preferred Stock, the holders of the Series C Preferred Stock are entitled to vote on all matters to be voted upon by the holders of the Company’s common stock and each share shall have the voting equivalent of one million (1,000,000) shares of common stock.  The ownership of the Series C Preferred Stock gives our CEO the voting equivalency of 10 billion shares plus his other voting securities that he might own from time to time

The authorized number of Series D Preferred Stock is One Thousand (1,000). The holders of the Series D Preferred Stock shall be entitled to vote on all matters to be voted upon by the holders of the Company’s common stock and each share shall have the voting equivalent of one million (1,000,000) shares of common stock. Each holder of Series D Stock shall have the right, at such holder’s option, at any time or from time to time from and after the day immediately following the date the Series D Stock is first issued, to convert each share of Series D Stock into one million (1,000,000) fully-paid and non-assessable shares of the Company’s common stock. During the year ended March 31, 2010, we issued 110 shares of Series D Preferred Stock with a fair value of  $3,385,005 to our directors for services provided.

Warrants	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Warrants

NOTE 5 - WARRANTS

A summary of warrant activity during the three months ended June 30, 2011 is presented below:

	Amount	Range of Exercise Price		Weighted Average Exercise Price
Warrants outstanding at March 31, 2011	--		$--	$--
Exercised	(1,159,115,152)		$0.0000509	$0.0000509
Issued	1,159,115,152		$0.0000509	$0.0000509
Cancelled/Expired	--	$
Warrants outstanding at June 30, 2011	--	$		$--
Warrants exercisable at June 30, 2011	--	$		$--

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Black Scholes option pricing models at, and during the three months ended June 30, 2011:

Risk free interest rate	0.18% - 0.19%
Average expected life	1 year
Expected volatility	195% - 203%
Expected dividends	None

NOTE 8 - STOCK WARRANTS

From time to time, we issue warrants pursuant to equity financing arrangements.

The fair value of each warrant granted during the years ended March 31, 2011 and 2010 to consultants and other service providers is estimated using the Binomial Lattice option-pricing model on the date of grant.

The following table represents a summary of the warrants outstanding at March 31, 2011 and 2010 and changes during the years then ended:

	2011		2010
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	5,868,750	$0.05	7,677,732	$0.12
Issued	--	--	--	--
Expired/forfeited	(5,868,750)	0.05	(262,107)	2.23
Exercised	--	--	(1,546,875)	0.05
Outstanding and exercisable, end of year	--	$--	5,868,750	$0.05
Weighted average fair value of warrants issued		$--		$--

Notes Payable	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Notes Payable

NOTE 6 - NOTES PAYABLE

Notes payable consisted of the following at June 30, 2011:

	Face Amount of		Notes Payable
	Notes Payable	Note Discounts	Net of Discounts
Individual loans	$147,000	$-	$147,000
Convertible debt from services	9,163	-	9,163
2 year convertible notes	24,850	(24,633)	217
Total notes payable	$181,013	$(24,633)	$156,380

In the three months ended June 30, 2011, we repaid one individual loan in the amount of  $20,000 and borrowed an additional  $147,000 in loans from individuals. Those loans bear interest at five percent, are unsecured and are due six months from the date of the advance.

During the three months ended June 30, 2011, the holder of the two year convertible note converted  $150 in principal into shares of 100,000 shares of common stock. Additionally, we issued 400,000,000 shares for conversion of  $25,000 of convertible debt originally issued for services during fiscal 2011.

At June 30, 2011, we had accrued interest of  $9,947.

NOTE 10 - NOTES PAYABLE &CONVERTIBLE DEBT

During the fiscal years ended March 31, 2011 and 2010 we entered into several borrowing arrangements. The amounts borrowed under those arrangements are included in notes payable and convertible debt in the accompanying consolidated balance sheet.

Notes payable consist of the following at March 31, 2011:

	Face Amount of		Notes Payable,
	Notes Payable	Note Discounts	Net of Discounts
Individual loans	$20,000	$--	$20,000
Total notes payable	$20,000	$--	$20,000

Convertible debt consisted of the following at March 31, 2011:

	Face Amount of
	Convertible Debt	Note Discounts	Convertible Debt
Convertible debt from services (see Note 13)	$34,064	$--	$34,064
2 year convertible notes	25,000	(24,898)	102
Total notes payable	$59,064	$24,878	$34,166

During the fiscal year ended March 31, 2011, we recorded  $20,305 of interest expense related to the contractual coupons of our notes payable and  $102 from amortization of debt discounts on our convertible notes for a total of  $20,408.

During fiscal 2011, the Company settled all of its notes payable that were outstanding as of March 31, 2010 through issuances of common stock. See Note 8.

Notes payable consist of the following at March 31, 2010:

	Face Amount of		Notes Payable,
	Notes Payable	Note Discounts	Net of Discounts
Individual loans (in default)	$95,737	$--	$95,737
Total notes payable	$95,737	$--	$95,737

Convertible debt consisted of the following at March 31, 2010:

	Face Amount of
	Convertible Debt	Note Discounts	Convertible Debt
Convertible debt from services (see Note 13)	$295,000	$--	$295,000
1 year convertible notes (in default)	81,361	--	81,361
3 year convertible notes	6,200	--	6,200
Total notes payable	$382,561	$--	$382,561

During the fiscal year ended March 31, 2010, we recorded  $200,106 of interest expense related to the contractual coupons of our notes payable and  $369,144 from amortization of debt discounts on our convertible notes for a total of  $569,250.

At March 31, 2010,  $95,737 of our individual loans were in default and out 1 year convertible notes were in default.

Future minimum principal payments required under our notes payable are as follows:

Year Ending March 31,	Principal Amount
2012	$79,064
$79,064

Individual Loans

On March 15, 2011, the Company issued a  $20,000 promissory note to an investor. The investor is the same consultant that received convertible debt for services described in Note 13. The note bears interest at 5% and is due in six months. During that same fiscal year, we settled  $64,800 of our Individual Loans to common stock and exchanged an individual loan in the amount of  $55,937 for a 2 Year Convertible Note. The exchange was accounted for as an extinguishment of debt. No loss was recognized on the extinguishment. As a result of these conversions and transfer, we no longer had an Individual Loans in default as of March 31, 2011. We had accrued  $3,047 in interest related to the Individual Loans as of March 31, 2011.

During the fiscal year ended March 31, 2010, the noteholders agreed to convert  $65,788 of the Individual Loans to common stock. Additionally, we borrowed  $25,000 from a different shareholder. At March 31, 2010 we were in default on  $95,737 of the original Individual Loans and are not in default on the more recently funded  $25,000 Individual Loan. We had accrued  $98,549 in interest related to the Individual Loans as of March 31, 2010.

One Year Convertible Notes Payable

During the fiscal year ended March 31, 2009, we borrowed  $700,325 from certain shareholders under short term promissory notes (“One Year Notes Payable”).

During the fiscal year ended March 31, 2010, certain noteholders agreed to convert  $653,964 of the One Year Notes Payable to common stock and another investor funded a new loan of  $35,000, this resulted in a balance of  $81,361 at March 31, 2010. The interest rate associated with the One Year Notes Payable is the 15% default interest rate. At March 31, 2010, we were in default on these short-term notes. We had accrued  $47,607 in interest related to the One Year Notes Payable as of March 31, 2010.

During the fiscal year ended March 31, 2011, the remaining note holder converted his principal balance of  $81,361 to common stock.

Two Year Convertible Notes Payable

During the fiscal year ended March 31, 2011, we borrowed  $25,000 under a Two Year Convertible Note Payable from an individual and converted  $60,000 in a Two Year Convertible Note Payable to common stock. Due to the beneficial conversion feature (“BCF”) relating to the  $25,000 Two Year Notes Payable that funded during fiscal 2011, we recorded a discount associated with the BCF of  $25,000 and we are amortizing that discount over the terms of the note using the effective interest method.

Three Year Convertible Notes Payable

During the fiscal year ended March 31, 2009, we borrowed  $92,675 from certain shareholders under promissory notes (“Three Year Notes Payable”). During the fiscal year ended March 31, 2010, certain noteholders agreed to convert  $86,475 of the Three Year Notes Payable to common stock; this resulted in a balance of  $6,200 at March 31, 2010. At March 31, 2010 we had accrued  $7,144 in interest related to the Three Year Notes Payable. During the fiscal year ended March 31, 2011, the two remaining note holders agreed to convert the remaining principal balance of  $6,200 to common stock.

Commitments And Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Commitments And Contingencies

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Guarantees and Indemnities

We have made certain indemnities and guarantees, under which we may be required to make payments to a guaranteed or indemnified party in relation to certain actions or transactions. We indemnify our directors, officers, employees and agents, as permitted under the laws of the State of Delaware. We have also indemnified our consultants, investment bankers, sublicensor and distributors against any liability arising from the performance of their services or license commitment, pursuant to their agreements. In connection with our facility leases, we have indemnified our lessors for certain claims arising from the use of the facility. The duration of the guarantees and indemnities varies, and is generally tied to the life of the agreement. These guarantees and indemnities do not provide for any limitation of the maximum potential future payments we could be obligated to make. Historically, we have not been obligated nor incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities and guarantees in the accompanying consolidated balance sheets.

Antidilution Rights for Common Stock

In 2004, we entered into an agreement with Charter Financial Holdings, LLC in connection with consulting services. The compensation section of the agreement requires that we issue shares of our common stock to Charter sufficient to ensure that its ownership in LBG does not fall below one percent (1%) of our outstanding common stock. The result is that for each time we issue or sell stock, we must issue that amount of stock to Charter Financial Holdings, LLC to maintain their ownership percentage. Charter Financial Holdings, LLC is not required to pay additional consideration for those shares. We record the fair value of the additional shares of common stock issued under this provision as consulting expense in the period they are earned.  During fiscal 2011, we issued 35,063,042 shares of common stock with a fair value of  $69,998 under this provision.  During fiscal 2011, we issued 16,901,207 shares of common stock with a fair value of  $294,879 under this provision.

Employment Agreements

We have entered into employment agreements with of our chief executive officer. This contract provides for minimum annual salaries and is renewable annually. In the event of termination of this employment agreement by LBG without cause, we would be required to pay continuing salary payments for specified periods in accordance with the employment contract. Effective October 2009, our CEO, Troy Lyndon, had chosen not to receive a salary. However, the Board of Directors agreed on February 13, 2011 to provide him a base salary of  $5,000 per month on a going-forward basis.

Leases

We operate in a 4,355 square foot sales and distribution facility in Temecula, California under a sublease agreement through October 2011. Its cost is  $2,919 per month. Our lease ends each October and is renewable each year for 2 years at a similar lease rate.

Previously, our corporate offices consisted of a 3,500 square foot facility on 29995 Technology Drive in Murrieta, California under a lease agreement through May 2010. Its cost is  $7,545 per month, with annual increases of four percent (4%). We abandoned that facility in March 2008 and in a legal settlement, our former landlord applied our  $45,270 deposit to resolve the amount owed.

Left Behind License

On October 11, 2002, the publisher of the Left Behind book series granted us an exclusive worldwide license to use the copyrights and trademarks relating to the storyline and content of the books in the Left Behind series of novels for the manufacture and distribution of video game products for personal computers, CD-ROM, DVD, game consoles, and the Internet.

The license requires us to pay royalties based on the gross receipts on all non-electronic products and for electronic products produced for use on personal computer systems, and a smaller percentage of the gross receipts on other console game platform systems. According to the license agreement, within 30 days from the end of each month, the Company shall provide royalties to licensor based upon its agreement for the preceding month. Additionally, the license term of 3 years automatically renews to additional terms in perpetuity.

Charlie Church Mouse License

In July 2007, we obtained an exclusive license to sell three (3) PC games featuring Charlie Church Mouse (“CCM”) to the CBA market from the publisher of the CCM games. The CCM games are educational software programs utilizing Bible stories designed for pre-school, kindergarten and early elementary age children. Under the license, we pay the author a royalty of twenty percent of gross margin collected from our customers. On May 12, 2010, we acquired the entire Charlie Church Mouse brand.

Keys of the Kingdom License

On May 20, 2008, we acquired the publishing and distribution rights to the PC game, Keys of the Kingdom. This new game features brain-teasing dynamics and inspirational scriptures. We agreed to pay the author a royalty of fifteen percent of gross margin collected from our customers.

Integrity Music License

We have a licensing agreement for songs distributed through Integrity Music. According to the license agreement, the term it has acquired is for the life of the product (Praise Champion) and beyond the initial 5,000 unit advance, we shall pay a 10% royalty for all music in each game title which uses the licensed music.

Payroll Taxes

As of June 30, 2011 and March 31, 2011, we owed accrued payroll taxes of  $349,474 and  $326,294, respectively, to various governmental authorities. This is a significant offense with the US government to which we may face significant penalties and operations could be harmed should the US government wish to enforce its rights to collect the payroll taxes and that our officers and directors, both past and present, are potentially liable for penalties.

Rule 144

We had arrangements with two consultants (see Note 13) which were terminated with an effective date of September 30, 2010. We are evaluating the structure of these consulting agreements to determine whether or not the consulting arrangement complied with the SEC rules & regulations. Accordingly, we have hired legal counsel to evaluate the agreement and request an interpretation from the SEC to ensure that there was no violation of the SEC rules or regulations.

Litigation

We are subject to litigation from time to time in the ordinary course of our business.

We are currently not involved in any other litigation or any pending legal proceedings that we believe could have a material adverse effect on our financial position or results of operations.

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Guarantees and Indemnities

We have made certain indemnities and guarantees, under which we may be required to make payments to a guaranteed or indemnified party in relation to certain actions or transactions. We indemnify our directors, officers, employees and agents, as permitted under the laws of the State of Delaware. We have also indemnified our consultants, investment bankers, sublicensor and distributors against any liability arising from the performance of their services or license commitment, pursuant to their agreements. In connection with our facility leases, we have indemnified our lessors for certain claims arising from the use of the facility. The duration of the guarantees and indemnities varies, and is generally tied to the life of the agreement. These guarantees and indemnities do not provide for any limitation of the maximum potential future payments we could be obligated to make. Historically, we have not been obligated nor incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities and guarantees in the accompanying consolidated balance sheets.

Antidilution Rights for Common Stock

In 2004, we entered into an agreement with Charter Financial Holdings, LLC in connection with consulting services. The compensation section of the agreement requires that we issue shares of our common stock to Charter sufficient to ensure that its ownership in LBG does not fall below one percent (1%) of our outstanding common stock. The result is that for each time we issue or sell stock, we must issue that amount of stock to Charter Financial Holdings, LLC to maintain their ownership percentage. Charter Financial Holdings, LLC is not required to pay additional consideration for those shares. We record the fair value of the additional shares of common stock issued under this provision as consulting expense in the period they are earned. During fiscal 2011, we issued 35,063,042 shares of common stock with a fair value of  $69,998 under this provision. During fiscal 2011, we issued 16,901,207 shares of common stock with a fair value of  $294,879 under this provision.

Employment Agreements

We have entered into employment agreements with of our chief executive officer. This contract provides for minimum annual salaries and is renewable annually. In the event of termination of this employment agreement by LBG without cause, we would be required to pay continuing salary payments for specified periods in accordance with the employment contract. Effective October 2009, our CEO, Troy Lyndon, had chosen not to receive a salary. However, the Board of Directors agreed on February 13, 2011 to provide him a base salary of  $5,000 per month on a going-forward basis.

Leases

We operate in a 4,355 square foot sales and distribution facility in Temecula, California under a sublease agreement through October 2011. Its cost is  $2,919 per month. Our lease ends each October and is renewable each year for 2 years at a similar lease rate.

Our commitments under the rent agreements for the next four fiscal years are as follows:

OPERATING LEASE COMMITMENTS

	FISCAL YEAR ENDED MARCH 31,
	2012	2013	2014	2015
Sales and distribution facility	$20,433	$--	$--	$--

Total Lease Commitments	$20,433	$--	$--	$--

Previously, our corporate offices consisted of a 3,500 square foot facility on 29995 Technology Drive in Murrieta, California under a lease agreement through May 2010. Its cost is  $7,545 per month, with annual increases of four percent (4%). We abandoned that facility in March 2008 and in a legal settlement, our former landlord applied our  $45,270 deposit to resolve the amount owed.

Left Behind License

On October 11, 2002, the publisher of the Left Behind book series granted us an exclusive worldwide license to use the copyrights and trademarks relating to the storyline and content of the books in the Left Behind series of novels for the manufacture and distribution of video game products for personal computers, CD-ROM, DVD, game consoles, and the Internet.

The license requires us to pay royalties based on the gross receipts on all non-electronic products and for electronic products produced for use on personal computer systems, and a smaller percentage of the gross receipts on other console game platform systems. According to the license agreement, within 30 days from the end of each month, the Company shall provide royalties to licensor based upon its agreement for the preceding month. Additionally, the license term of 3 years automatically renews to additional terms in perpetuity.

Charlie Church Mouse License

 In July 2007, we obtained an exclusive license to sell three (3) PC games featuring Charlie Church Mouse (“CCM”) to the CBA market from the publisher of the CCM games. The CCM games are educational software programs utilizing Bible stories designed for pre-school, kindergarten and early elementary age children. Under the license, we pay the author a royalty of twenty percent of gross margin collected from our customers. On May 12, 2010, we acquired the entire Charlie Church Mouse brand.

Keys of the Kingdom License

On May 20, 2008, we acquired the publishing and distribution rights to the PC game, Keys of the Kingdom. This new game features brain-teasing dynamics and inspirational scriptures. We agreed to pay the author a royalty of fifteen percent of gross margin collected from our customers.

Integrity Music License

We have a licensing agreement for songs distributed through Integrity Music. According to the license agreement, the term it has acquired is for the life of the product (Praise Champion) and beyond the initial 5,000 unit advance, we shall pay a 10% royalty for all music in each game title which uses the licensed music.

Payroll Taxes

As of March 31, 2011 and 2010, we owed accrued payroll taxes of  $326,294 and  $270,705, respectively, to various governmental authorities. This is a significant offense with the US government to which we may face significant penalties and operations could be harmed should the US government wish to enforce its rights to collect the payroll taxes and that our officers and directors, both past and present, are potentially liable for penalties.

Rule 144

We had arrangements with two consultants (see Note 13) which were terminated with an effective date of September 30, 2010. We are evaluating the structure of these consulting agreements to determine whether or not the consulting arrangement complied with the SEC rules & regulations. Accordingly, we have hired legal counsel to evaluate the agreement and request an interpretation from the SEC to ensure that there was no violation of the SEC rules or regulations.

Litigation

We are subject to litigation from time to time in the ordinary course of our business.

We are currently not involved in any other litigation or any pending legal proceedings that we believe could have a material adverse effect on our financial position or results of operations.

Deferred Revenues	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Deferred Revenues

NOTE 11 - DEFERRED REVENUES

 In July 2006, we entered into a revenue share agreement with Double Fusion, an in-game advertising technology and service provider, under which Double Fusion will provide in-game advertising and product placement to go into our first video game product. Under this agreement, Double Fusion advanced  $100,000 to us as an upfront deposit, which we received during the fiscal year ended March 31, 2007. Under the agreement, Double Fusion will pay us 65% of net advertising revenues as our part of the revenue share related to in-game advertising placements that they sell. Once they have recouped  $100,000 from our 65% revenue share, we will recognize this  $100,000 upfront deposit as revenue.

The  $101,060 in deferred revenue shown on the March 31, 2011 consolidated balance sheet also includes  $1,060 in cash collected through our on-line store sales during the month of March 2011 since our policy is to offer our on-line customers the right to return games for up to one month.

Note Receivable	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Note Receivable

NOTE 12 – NOTE RECEIVABLE

We provided several no-interest short-term loans to another Christian videogame developer, Digital Praise, Inc., a California corporation (“DP”), to assist them with their working capital requirements. As of March 31, 2011, DP owed us  $202,222. We fully reserved for this note receivable as of March 31, 2010 as we consider its collectibility to be doubtful as a result of Digital Praise’s inability to pay in the foreseeable future. This expense was included in selling, general and administrative expenses in our consolidated statements of operations.

Convertible Debt Issued For Services And Sales To Consultant	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Convertible Debt Issued For Services And Sales To Consultant

NOTE 13 – CONVERTIBLE DEBT ISSUED FOR SERVICES AND SALES TO CONSULTANT

April 2009 Consulting Arrangement – Consultant #1

On September 2, 2008, the Company entered into a one-year consulting agreement (the “2008 Consulting Agreement”) with a consultant (the “Consultant”) pursuant to which, in exchange for services rendered by the Consultant to the Company, the Consultant received an aggregate of 8,500,000 shares of common stock of the Company.  In April of 2009, the Company added an addendum to 2008 Consulting Agreement (the “First Addendum”) whereby the Consultant also earned  $10,000 per month for the services rendered and received an additional 20,000,000 shares of the Company’s common stock.  The First Addendum also provided that Consultant had the right to convert the monies owed under the amended consulting agreement into shares of common stock of the Company at a rate of  $0.005 no later than March 31, 2010.  In April of 2009, the Company added a second addendum to the 2008 Consulting Agreement (the “Second Addendum”) whereby the conversion rate was reduced to  $0.001 per share.  All other terms remained the same.  In April of 2009, the parties entered into the third addendum to the 2008 Consulting Agreement (the “Third Addendum”) whereby the Consultant agreed that in the event the Consultant sold common stock of the Company at a rate exceeding 10,000,000 shares per 30 calendar day period, the Consultant would pay the Company an early-sell fee for each period of  $100,000 or an amount equally agreed upon by the Company and Consultant.

During the year ended March 31, 2010, the Company received  $777,669 under this provision.  The Company recorded these fees against additional paid-in capital.

On July 23, 2009, the Company replaced the 2008 Consulting Arrangement with a new automatically renewable six month consulting agreement (the “2009 Consulting Agreement”) whereby the Consultant earned a sales commission but not less than  $40,000 per month in exchange for services rendered.  The 2009 Consulting Agreement also stated that if during the term of such agreement, the Company does not pay the Consultant as scheduled, the Consultant shall have the choice to accept such monies owed at a later date or to convert such amounts owed into common stock of the Company at a rate of  $0.001 per share, in the Consultant’s sole discretion.

On April 7, 2010, the Company replaced the 2009 Consulting Agreement with a new automatically renewable six month consulting agreement (the “2010 Consulting Agreement”) whereby the Consultant earned  $10,000 per month in consideration for services rendered.  The 2010 Consulting Agreement also provided that in the event the Company does not pay the Consultant as scheduled, each such amount due shall become a stock purchase transaction with an effective date equal to the day of any such missed payment.  The stock purchase agreement provided that the Consultant was purchasing shares at a rate of  $0.0001 per share.

January 2010 Consulting Arrangement – Consultant #2

In January of 2010, the Company entered into a development arrangement whereby a consultant earned  $5,000 per month for services rendered. If the invoice was not paid at the end of the service month, the consultant has the option to receive shares at a conversion rate of  $0.0000625 per share. Consequently, at the end of each month, the amount due under the consulting agreement becomes a convertible note. The note is not secured and has no other terms of repayment.

September 2010 Consulting Agreement – Consultant #3

In September of 2010, the Company entered into an agreement with a consultant to issue a  $142,500 convertible note for services rendered.  The note is convertible into common stock at  $0.001425 per share.  The note is not secured and has no other terms of repayment.

Accounting

In determining the fair value of the convertible debt issued for services, the Company followed guidance in ASC 470-20-30 “Convertible Instruments Issued to Nonemployees for Goods and Services.”  Under ASC 470-20-30, convertible instruments issued for services are to be valued using the measurement date as determined under ASC 505-50 “Equity-Based Payments to Non-Employees.”  In addition, ASC 470-20-30 provides guidance on determining fair value of convertible instruments issued for services as follows: (1) Fair value of services if determinable (2) Cash received for similar convertible instruments sold to unrelated parties or (3) At a minimum, the value of the equity that could be received if the instrument were converted.  The Company determined that the fair value of the common stock that could be received if the debt were converted was the best measure of fair value in the above transactions.  Accordingly the value of the underlying common stock on the measurement date, as determined by ASC 505-50, was used to determine the fair value of the convertible debt. The Company estimated the fair value of the convertible notes issued to the consultants for services during the years ended March 31, 2011 and 2010 to be  $3,218,000 and  $8,898,500, respectively and recorded this amount as consulting expense.  During the years ended March 31, 2011,  $335,938 of the convertible debt was converted into 1,231,000,000 shares of common stock and the consultants had an outstanding convertible debt balance of  $34,063. During the year ended March 31, 2010,  $80,000 of the convertible debt was converted into 280,000,000 shares of common stock and the consultants had an outstanding convertible debt balance of  $295,000.

The arrangements with consultants #1 and #2 were terminated with an effective date of September 30, 2010. The company is evaluating the structure of these consulting agreements to determine whether or not the consulting arrangement complied with the SEC rules & regulations. Accordingly, the Company has hired legal counsel to evaluate the agreement and request an interpretation from the SEC to ensure that there was no violation of the SEC rules or regulations.

Sales to Consultant #1

During the year ended March 31, 2011, the Company recorded  $1,385,649 of revenues from Lighthouse Distributors, Inc., a Company owned by Consultant #1. These sales transactions were not related to the original consulting agreements and were not contemplated at the time the consulting agreements were entered into.

Restatement	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Restatement

NOTE 14 - RESTATEMENT

We have restated our financial statements for the fiscal year ended March 31 2010, previously filed on July 14, 2010, and to correct certain general and administrative expenses related to a consulting arrangement during the fiscal year ended March 31, 2010 (see Note 13).  Except for the foregoing matters, no other information included in our original Form 10-K for the fiscal year ended March 31, 2010, is amended by this Form 10-K.

The following table shows the impact of this restatement on our consolidated statement of operations and consolidated balance sheet:

CONSOLIDATED STATEMENT OF OPERATIONS

Fiscal Year Ended March 31, 2010

	Previously Reported	Adjustments		Restated
Revenues	$111,572	$3,791	(1)	$115,363

Costs and expenses:
Cost of sales – product costs	46,645	11,737	(1)	58,382
Cost of sales – intellectual property costs	19,057	-		19,057
Wages and compensation – employees and directors	4,110,541	41,500	(2)	4,152,041
Consulting and professional fees	1,955,517	9,442,398	(3)	11,397,915
General and administrative	1,038,790	-		1,038,790
Product development	140,307	1,460,500	(4)	1,600,807
Operating loss	(7,199,285)	(10,952,344)		(18,151,629)

Other income (expense)	(637,715)	(2,538,511)	(5)	(3,176,226)
Net loss	$(7,837,000)	$(13,490,855)		$(21,327,855)

Basic and diluted loss per share:
Loss per share	$(0.01)	$(0.01)		(0.02)
Weighted average common shares	1,173,356,216	-		$1,173,356,216

(1) To correct sales and cost of sales.

(2) To correct wages and compensation expenses that were understated previously.

(3) To correct consulting and professional fees expenses to properly reflect the costs of consulting arrangements and to record corrections to accrued liabilities for items that were overstated previously.

(4) To correct product development expenses to properly reflect the costs of product development-related consulting arrangements and to record corrections to accrued liabilities for items that were overstated previously.

(5) To remove previous reserve against note receivable of  $101,000 and to increase interest expense by  $2,639,622 to reflect the induced conversions of certain notes payable to common stock.

CONSOLIDATED BALANCE SHEET

March 31, 2010

	Previously Reported	Adjustments		Restated
ASSETS:
Cash	$56,677	$(8,664)	(1)	$48,013
Restricted cash	30,000	163	(2)	30,163
Accounts receivable	6,915	-		6,915
Inventories	148,058	956	(2)	149,014
Prepaid royalties and other current assets	36,474	85,939	(3)	122,413
Current assets	278,124	78,394		356,518
Property and equipment, net	68,290	(48,132)	(4)	20,158
Intangible assets, net	85,938	(85,938)	(5)	-
Note receivable, net	101,111	(101,111)	(6)	-
Other assets	5,927	-		5,927
Total assets	$539,390	$(156,787)		$382,603

LIABILITIES & STOCKHOLDERS’ DEFICIT:
Accounts payable and accrued expenses	$2,350,525	$(662,586)	(8) (3)	$1,687,939
Convertible debt issued for services	-	295,000	(7)	295,000
Payroll liabilities payable	161,104	109,601	(8)	270,705
Notes payable, net of discounts	208,538	(25,240)	(10)	183,298
All other liabilities	78	100,323	(9)	100,401
Total liabilities	2,720,245	(182,902)		2,537,343

Stockholders’ deficit:
Series A preferred stock	3,586	-		3,586
Series B preferred stock	11,041	-		11,041
Series C preferred stock	-	10	(11)	10
Common stock	2,280,419	10,608	(10)	2,291,027
Treasury stock	24,500	-		24,500
Additional paid-in capital	47,338,235	13,559,187	(7)	60,897,422
Accumulated deficit	(51,838,636)	(13,543,690)	(7), (8), (5)	(65,382,326)
Stockholders’ deficit	(2,180,855)	26,115		(2,154,740)
Total liabilities and stockholders’ deficit	$539,390	$(156,787)		$382,603

(1) To correct cash that was overstated previously.

(2) To correct restricted cash and inventories that were understated previously.

(3) To correct prepaid royalties and other current assets that were understated previously.

(4) To increase accumulated depreciation that was understated.

(5) To write off intangible assets.

(6) To write off an uncollectible note receivable.

(7) To correct general and administrative expenses to properly reflect the costs of consulting arrangements.

(8) To correct wage and salary expense that was understated previously and to record corrections to accrued liabilities for items that were overstated previously.

(9) To reclass  $100,323 in deferred revenue from accounts payable and accrued expenses to other liabilities.

(10) To correct notes payable as an equity investment was previously recorded as a note payable.

(11) To recognize the par value of series C preferred stock that was previously recorded in additional paid-in capital.

Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

In July 2011, we issued 35,000,000 share of common stock valued at  $14,000 at the closing price to an investor as antidilution protection.

In July 2011, we issued 42,500,000 shares of common stock to accredited investors in exchange for aggregate cash investments of  $20,000. Those investors also exchanged 200,000 shares of common stock in exchange for warrants to purchase 147,142,857 share of common stock at a purchase price of  $0.00000125 per share.

In July 2011, we issued 2,777,778 shares of common stock to an independent third party for services provided, valued at  $2,500.

On August 5, 2011, we issued to certain of our legal advisors warrants to purchase 500,000,000 shares of common stock at a purchase price of  $0.0002 per share. On August 12, 2011, one of these legal advisors converted 75,000,000 warrants, via a cashless exercise, into 53,571,428 shares.

On August 9, 2011, we filed an S-8 registration statement to issue 1,000,000,000 shares as part of the Company’s 2011 Stock Incentive Plan and subsequently issued those shares.

On August 22, 2011, we terminated 550,000,000 shares previously issued in the quarter ending June 30, 2011.

NOTE 15 - SUBSEQUENT EVENTS

From April 1, 2011 through July 31, 2011, we borrowed a total of  $158,000 from a third party. The loans bear interest at 5% per annum and are due within six months from the date of the note.

From May 1, 2011 through June 30, 2011, we borrowed a total of  $25,000 from a third party. The loans bear interest at 10% per annum and are due within two years from the date of the note.

From April 1, 2011 through July 31, 2011, we received  $205,812 in net proceeds from the sale of 733,314,805 shares of common stock to accredited investors.

From April 1, 2011 through July 31, 2011, we issued 173,737,374 shares to consultants and contractors for services rendered through July 31, 2011.

From April 1, 2011 through July 31, 2011, we issued 40,000,000 shares to debt and convertible note holders for the conversion of debt and accrued interest.

From April 1, 2011 through July 31, 2011, we issued 56,250,000 shares to employees as bonuses.

From April 1, 2011 through July 31, 2011, we issued 1,306,258,009 to shareholders of convertible warrants that were issued subsequent to March 31, 2011.

As of July 15, 2011, we are in the process of restructuring our purchase of the assets of MyPraize, LLC, due to the company’s inability to pay for the cash compensation of the acquisition agreement. MyPraize, LLC has indicated in writing a desire for such restructuring to provide us an additional 9 months to provide such cash necessary to complete the monetary compensation of the acquisition.